Trade and other payables	12 Months Ended
Dec. 31, 2022
Trade and other current payables [abstract]
Trade and other payables
18 Trade and other payables
Trade and other payables are comprised of the following:

	As of December 31,
In thousands of USD	2021	2022
Trade payables	23,792	18,193
Invoices not yet received	25,824	19,248
Accrued employee benefit costs	12,698	11,772
Share-based compensation - Cash settled payable	2,010	566
Trade Deposits	1,510	1,082
Sundry accruals	11,012	13,578
Trade and Other Payables	76,846	64,439
Current	76,077	64,230
Non-current	769	209
Terms and conditions of the above financial liabilities:
•Trade payables are non-interest bearing and are normally settled on 0-90 day terms
•Other payables are non-interest bearing and have an average term of 1-2 months
•For terms and conditions with related parties, refer to Note 31.
•For explanations on the Group’s financial risk management processes, refer to Note 33.
Sundry accruals relate principally to consultancy, legal, marketing, IT and logistics services payables.